Putnam Fixed Income Absolute Return Fund
The fund's portfolio
7/31/19 (Unaudited)

MORTGAGE-BACKED SECURITIES (38.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (17.3%)
Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 15.895%, 5/15/35	$65,473	$94,792
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 15.272%, 11/15/35	154,663	237,996
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.603%, 12/15/36	86,075	120,341
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.003%, 6/15/34	264,741	306,438
Ser. 4813, IO, 5.50%, 8/15/48	4,131,817	878,354
Ser. 4760, Class IG, IO, 5.00%, 2/15/48	4,108,395	799,437
Ser. 4601, Class IC, IO, 4.00%, 12/15/45	3,558,206	396,459
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	3,274,655	395,538
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	3,177,875	297,033
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.675%, 5/15/41	3,176,391	3,210,471
Ser. 4591, Class QI, IO, 3.50%, 4/15/46	6,669,411	857,353
Ser. 4369, Class IA, IO, 3.50%, 7/15/44	3,486,642	569,411
Ser. 4136, Class IW, IO, 3.50%, 10/15/42	5,994,709	676,297
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	6,245,457	667,483
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,882,934	329,739
Ser. 4182, Class PI, IO, 3.00%, 12/15/41	8,479,876	401,064
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	3,336,298	239,158
FRB Ser. 8, Class A9, IO, 0.426%, 11/15/28(WAC)	176,395	2,434
FRB Ser. 59, Class 1AX, IO, 0.28%, 10/25/43(WAC)	563,454	5,522
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	895,563	6,448
Ser. 3835, Class FO, PO, zero %, 4/15/41	6,029,686	5,356,260
Federal National Mortgage Association
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 16.17%, 5/25/35	38,338	51,642
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.891%, 6/25/37	127,138	192,475
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.452%, 8/25/35	84,537	110,667
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.368%, 5/25/40	881,443	1,034,550
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.816%, 2/25/25	136,867	144,325
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.266%, 5/25/25	103,761	107,776
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,476,601	758,462
Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	4,303,334	860,404
Ser. 15-28, IO, 5.50%, 5/25/45	7,217,564	1,475,126
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.166%, 7/25/24	212,845	222,718
Ser. 17-75, Class NI, IO, 5.00%, 11/25/46	9,253,144	1,756,247
Ser. 397, Class 2, IO, 5.00%, 9/25/39	348,335	70,748
Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	6,632,827	1,189,797
IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.334%, 1/25/44	8,784,660	1,685,650
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,224,858	318,956
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,298,739	359,477
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	6,142,425	668,206
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	3,148,795	242,772
IFB Ser. 15-19, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.934%, 4/25/45	8,763,490	1,411,605
IFB Ser. 18-95, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.884%, 1/25/49	6,992,786	1,109,056
IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.884%, 1/25/48	7,636,789	1,459,415
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.834%, 12/25/48	6,167,290	890,403
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.834%, 2/25/47	19,503,962	3,448,496
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.834%, 11/25/46	4,278,684	755,495
IFB Ser. 16-60, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.834%, 9/25/46	8,613,602	1,451,700
IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.834%, 9/25/46	6,416,922	1,071,110
IFB Ser. 11-53, Class ST, IO, ((-1 x 1 Month US LIBOR) + 5.92%), 3.654%, 6/25/41	10,827,249	1,824,933
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	3,853,931	272,118
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	4,340,888	538,069
IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 3.484%, 10/25/47	24,335,014	3,365,163
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	4,523,176	388,161
Ser. 6, Class BI, IO, 3.00%, 12/25/42	6,347,595	300,628
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,042,377	104,276
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	9,428,012	452,545
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	5,474,205	224,377
Ser. 98-W5, Class X, IO, 0.781%, 7/25/28(WAC)	328,346	9,456
Ser. 98-W2, Class X, IO, 0.649%, 6/25/28(WAC)	1,155,549	37,555
Ser. 07-44, Class CO, PO, zero %, 5/25/37	25,968	22,154
Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	2,421,239	544,779
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	2,961,138	377,456
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	2,447,645	494,500
Ser. 15-69, IO, 5.00%, 5/20/45	4,671,618	964,969
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	7,282,671	1,497,244
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	2,749,928	539,893
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	3,508,578	800,890
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	3,230,287	683,852
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	56,465	3,589
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	670,921	140,860
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	4,091,169	868,731
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	12,876,924	2,726,045
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	8,969,639	1,852,051
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	4,147,923	810,580
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	6,115,782	640,261
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	3,744,143	787,581
Ser. 12-129, IO, 4.50%, 11/16/42	2,913,247	625,562
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,639,060	501,949
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,978,759	439,047
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 4.348%, 1/16/40	6,414,793	906,090
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	6,110,048	588,092
Ser. 15-94, IO, 4.00%, 7/20/45	131,957	26,101
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	1,205,164	136,000
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	3,168,728	519,038
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	882,084	156,161
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	4,302,164	476,889
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.979%, 7/20/48	7,780,692	1,118,474
IFB Ser. 16-121, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.829%, 9/20/46	5,978,381	1,165,545
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.829%, 10/20/45	4,037,486	740,538
FRB Ser. 1162, Class FL2, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.784%, 8/20/49(FWC)	420,000	64,050
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.779%, 6/20/49	657,188	90,363
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.779%, 2/20/41	1,847,910	315,713
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.768%, 7/16/43	1,226,245	200,700
Ser. 17-174, Class MI, IO, 3.50%, 11/20/47	5,492,287	572,218
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	4,637,810	598,825
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	3,618,072	275,878
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	5,510,831	895,510
Ser. 13-76, IO, 3.50%, 5/20/43	2,510,439	371,369
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	3,289,478	406,415
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	3,790,219	424,921
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,497,112	197,439
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	5,700,038	460,905
Ser. 183, Class AI, IO, 3.50%, 10/20/39	3,325,671	181,469
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	3,947,340	163,152
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	2,266,719	117,416
Ser. 16-H13, Class IK, IO, 2.612%, 6/20/66(WAC)	14,531,339	1,852,746
Ser. 18-H05, Class AI, IO, 2.415%, 2/20/68(WAC)	11,474,041	1,545,410
Ser. 18-H02, Class EI, IO, 2.413%, 1/20/68(WAC)	7,317,177	974,099
Ser. 17-H06, Class BI, IO, 2.362%, 2/20/67(WAC)	13,387,498	1,527,514
Ser. 17-H02, Class BI, IO, 2.351%, 1/20/67(WAC)	3,064,342	373,246
Ser. 16-H22, Class AI, IO, 2.337%, 10/20/66(WAC)	6,803,177	734,947
Ser. 18-H13, Class NI, IO, 2.316%, 8/20/68(WAC)	8,406,232	1,001,376
Ser. 17-H11, Class NI, IO, 2.299%, 5/20/67(WAC)	4,849,470	516,178
Ser. 16-H23, Class NI, IO, 2.276%, 10/20/66(WAC)	9,563,881	1,057,765
Ser. 17-H16, Class BI, IO, 2.212%, 8/20/67(WAC)	9,882,565	1,358,853
Ser. 17-H03, Class DI, IO, 2.193%, 12/20/66(WAC)	4,550,150	585,832
Ser. 16-H11, Class HI, IO, 2.098%, 1/20/66(WAC)	3,053,983	263,406
Ser. 15-H15, Class JI, IO, 1.988%, 6/20/65(WAC)	10,848,940	1,044,753
Ser. 15-H19, Class NI, IO, 1.928%, 7/20/65(WAC)	15,235,919	1,375,804
Ser. 16-H02, Class BI, IO, 1.914%, 11/20/65(WAC)	10,634,008	959,794
Ser. 15-H25, Class EI, IO, 1.867%, 10/20/65(WAC)	10,946,886	955,663
Ser. 15-H18, Class IA, IO, 1.837%, 6/20/65(WAC)	9,330,166	595,265
Ser. 16-H08, Class AI, IO, 1.797%, 8/20/65(WAC)	9,489,948	718,408
Ser. 17-H14, Class DI, IO, 1.721%, 6/20/67(WAC)	5,944,153	413,006
Ser. 15-H09, Class BI, IO, 1.713%, 3/20/65(WAC)	12,592,994	951,527
Ser. 15-H10, Class EI, IO, 1.64%, 4/20/65(WAC)	13,192,027	603,799
Ser. 15-H25, Class AI, IO, 1.628%, 9/20/65(WAC)	12,297,587	945,684
Ser. 14-H14, Class CI, IO, 1.599%, 7/20/64(WAC)	14,099,622	669,732
Ser. 15-H28, Class DI, IO, 1.569%, 8/20/65(WAC)	9,932,893	669,209
Ser. 11-H15, Class AI, IO, 1.545%, 6/20/61(WAC)	7,616,910	390,367
Ser. 11-H08, Class GI, IO, 1.287%, 3/20/61(WAC)	9,012,279	381,219
Ser. 10-151, Class KO, PO, zero %, 6/16/37	580,234	502,222
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	32,226	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	94,595	832
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	42,780	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	74,209	—

		95,672,507
Commercial mortgage-backed securities (14.1%)
Banc of America Commercial Mortgage Trust
FRB Ser. 05-1, Class B, 5.504%, 11/10/42(WAC)	2,171,652	1,963,999
FRB Ser. 07-1, Class XW, IO, 0.211%, 1/15/49(WAC)	1,148,626	725
BANK FRB Ser. 18-BN10, Class XA, IO, 0.743%, 2/15/61(WAC)	19,828,794	1,060,840
Bank of America Merrill Lynch Commercial Mortgage Trust FRB Ser. 17-BNK9, Class XA, IO, 0.816%, 11/15/54(WAC)	38,148,328	2,074,716
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.464%, 1/12/45(WAC)	1,777,000	1,581,530
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	2,992,475	2,124,208
CD Commercial Mortgage Trust FRB Ser. 16-CD1, Class XA, IO, 1.417%, 8/10/49(WAC)	14,233,859	1,185,823
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.718%, 5/10/58(WAC)	6,839,906	623,868
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.748%, 12/15/47(WAC)	453,000	470,989
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC21, Class XA, IO, 1.183%, 5/10/47(WAC)	10,811,845	511,852
FRB Ser. 14-GC19, Class XA, IO, 1.157%, 3/10/47(WAC)	15,697,396	704,531
FRB Ser. 13-GC17, Class XA, IO, 1.043%, 11/10/46(WAC)	11,922,454	453,219
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.775%, 9/10/45(WAC)	7,451,342	329,886
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.786%, 5/10/47(WAC)	1,681,000	1,774,777
FRB Ser. 14-UBS4, Class XA, IO, 1.132%, 8/10/47(WAC)	6,473,144	290,150
FRB Ser. 14-LC15, Class XA, IO, 1.105%, 4/10/47(WAC)	10,477,718	443,868
FRB Ser. 14-CR19, Class XA, IO, 1.085%, 8/10/47(WAC)	33,226,714	1,429,060
FRB Ser. 14-CR20, Class XA, IO, 1.066%, 11/10/47(WAC)	13,511,037	612,726
FRB Ser. 15-CR22, Class XA, IO, 0.949%, 3/10/48(WAC)	14,490,834	552,709
FRB Ser. 15-CR23, Class XA, IO, 0.939%, 5/10/48(WAC)	24,223,446	838,522
FRB Ser. 14-UBS6, Class XA, IO, 0.937%, 12/10/47(WAC)	23,409,743	921,852
FRB Ser. 13-CR11, Class XA, IO, 0.934%, 8/10/50(WAC)	52,449,652	1,787,432
FRB Ser. 15-LC21, Class XA, IO, 0.768%, 7/10/48(WAC)	43,432,856	1,377,636
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.85%, 5/10/47(WAC)	1,250,000	1,246,174
FRB Ser. 12-CR3, Class E, 4.752%, 10/15/45(WAC)	500,000	451,455
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	1,201,225
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	4,649,202	3,196,791
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	19,946	19,946
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.005%, 5/15/38(WAC)	726,507	13,993
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO, 0.893%, 4/15/50(WAC)	21,038,418	786,978
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.793%, 4/15/50(WAC)	925,000	873,909
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.334%, 8/10/44(WAC)	2,332,000	2,423,174
GS Mortgage Securities Corp. II FRB Ser. 15-GC30, Class XA, IO, 0.843%, 5/10/50(WAC)	22,337,329	731,735
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.691%, 6/10/47(WAC)	1,567,000	1,637,756
FRB Ser. 14-GC18, Class XA, IO, 1.02%, 1/10/47(WAC)	19,906,266	752,337
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.651%, 1/10/45(WAC)	330,376	338,157
FRB Ser. 13-GC16, Class D, 5.311%, 11/10/46(WAC)	854,000	918,164
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47(WAC)	662,000	547,031
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C24, Class XA, IO, 0.954%, 11/15/47(WAC)	35,379,501	1,166,565
FRB Ser. 14-C19, Class XA, IO, 0.797%, 4/15/47(WAC)	15,110,674	367,975
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	2,066,000	1,966,007
FRB Ser. 14-C25, Class D, 3.944%, 11/15/47(WAC)	1,057,000	928,202
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 0.988%, 12/15/47(WAC)	30,621,078	885,010
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.183%, 2/12/51(WAC)	500,000	485,000
FRB Ser. 12-C8, Class D, 4.65%, 10/15/45(WAC)	2,332,000	2,377,322
FRB Ser. 12-LC9, Class D, 4.40%, 12/15/47(WAC)	327,000	334,960
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.285%, 2/15/40(WAC)	139,385	19
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	3,593,907	96
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	748,969	598,129
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.498%, 8/15/47(WAC)	946,000	962,341
FRB Ser. 15-C26, Class XA, IO, 1.032%, 10/15/48(WAC)	14,176,961	748,721
FRB Ser. 13-C13, Class XA, IO, 0.99%, 11/15/46(WAC)	51,209,937	2,107,289
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.911%, 4/15/47(WAC)	704,000	737,110
FRB Ser. 13-C12, Class E, 4.766%, 10/15/46(WAC)	672,000	599,667
FRB Ser. 12-C6, Class D, 4.608%, 11/15/45(WAC)	624,000	644,183
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46(WAC)	453,000	444,349
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	4,328,000	3,866,696
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	2,461,000	2,045,377
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	770,436	701,879
FRB Ser. 16-UB12, Class XA, IO, 0.788%, 12/15/49(WAC)	20,701,432	879,811
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.42%, 3/15/45(WAC)	603,000	506,574
FRB Ser. 12-C4, Class XA, IO, 2.078%, 3/15/45(WAC)	4,022,996	170,021
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.063%, 12/15/50(WAC)	12,338,122	820,720
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class XA, IO, 1.316%, 5/10/63(WAC)	7,401,750	239,444
FRB Ser. 13-C5, Class XA, IO, 0.957%, 3/10/46(WAC)	43,823,746	1,215,991
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.307%, 11/15/48(WAC)	4,195,321	126
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.285%, 7/15/46(WAC)	749,000	757,611
FRB Ser. 16-BNK1, Class XA, IO, 1.772%, 8/15/49(WAC)	14,994,777	1,477,630
FRB Ser. 14-LC16, Class XA, IO, 1.145%, 8/15/50(WAC)	22,380,295	917,592
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.285%, 7/15/46(WAC)	2,166,000	2,002,340
WF-RBS Commercial Mortgage Trust FRB Ser. 12-C10, Class C, 4.373%, 12/15/45(WAC)	401,000	398,833
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class D, 5.23%, 6/15/44(WAC)	632,000	636,443
Ser. 11-C4, Class E, 5.23%, 6/15/44(WAC)	635,000	630,467
FRB Ser. 12-C7, Class D, 4.815%, 6/15/45(WAC)	1,621,000	1,558,251
FRB Ser. 13-C15, Class D, 4.472%, 8/15/46(WAC)	2,015,000	1,645,722
FRB Ser. 12-C10, Class D, 4.438%, 12/15/45(WAC)	1,940,000	1,651,055
FRB Ser. 12-C10, Class E, 4.438%, 12/15/45(WAC)	1,658,000	1,034,675
FRB Ser. 11-C5, Class XA, IO, 1.723%, 11/15/44(WAC)	9,275,491	262,682
FRB Ser. 12-C9, Class XB, IO, 0.715%, 11/15/45(WAC)	46,094,000	1,000,148

		78,026,776
Residential mortgage-backed securities (non-agency) (6.6%)
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	806,827	822,712
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.506%, 6/25/36	1,020,000	974,100
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 4.738%, 4/25/37(WAC)	637,353	645,830
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.616%, 3/25/37	1,015,419	888,109
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.449%, 6/25/46	2,577,217	2,372,620
FRB Ser. 06-OA7, Class 1A1, 3.115%, 6/25/46(WAC)	570,633	502,386
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.606%, 2/25/37	338,782	173,135
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.602%, 11/20/35	3,691,736	3,520,786
FRB Ser. 05-27, Class 1A1, 2.593%, 8/25/35(WAC)	958,866	823,031
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.456%, 8/25/46	628,381	584,394
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.456%, 8/25/46	254,152	226,518
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.886%, 4/25/35	487,751	438,891
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.404%, 7/25/28	652,369	872,908
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.616%, 4/25/28	1,542,521	2,020,588
FRB Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 11.466%, 10/25/27	992,640	1,312,356
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.816%, 12/25/27	794,299	966,818
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.616%, 9/25/28	250,000	285,505
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 7.416%, 10/25/29	300,000	339,363
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3B, (1 Month US LIBOR + 5.15%), 7.416%, 11/25/28	280,000	316,784
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.566%, 9/25/30	470,000	472,199
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.054%, 1/25/49	170,000	173,153
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.516%, 9/25/28	1,584,116	2,302,161
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.016%, 10/25/28	839,001	1,197,249
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.166%, 10/25/28	1,275,761	1,396,325
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.966%, 4/25/28	1,324,150	1,464,506
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.766%, 9/25/29	441,000	512,716
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.566%, 2/25/25	245,812	262,834
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.516%, 4/25/29	56,000	60,756
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.266%, 5/25/25	18,132	19,273
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.866%, 1/25/30	370,000	390,422
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.916%, 2/25/30	570,000	585,944
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.616%, 1/25/31	448,000	452,702
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.516%, 7/25/30	242,000	244,530
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 4.466%, 8/25/30	980,000	987,979
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.416%, 10/25/30	1,006,000	1,011,543
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 4.366%, 3/25/31	417,000	417,917
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.716%, 7/25/31	306,000	309,574
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.566%, 8/25/31	413,000	415,012
GSAA Home Equity Trust
Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	944,952	504,948
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 2.516%, 1/25/36	710,249	435,967
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.818%, 5/19/35	1,033,554	656,570
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.466%, 6/25/37	695,699	420,292
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 2.481%, 5/25/46	943,122	881,819
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.476%, 8/25/36	510,442	482,368
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.446%, 1/25/37	497,762	465,886
VOLT LXIX, LLC 144A Ser. 18-NPL5, Class A1B, 4.704%, 8/25/48	550,000	552,750
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.175%, 12/25/35(WAC)	694,038	696,097
FRB Ser. 05-AR10, Class 1A3, 4.109%, 9/25/35(WAC)	553,599	562,589
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.756%, 10/25/45	247,926	246,487

		36,669,402

Total mortgage-backed securities (cost $211,277,177)		$210,368,685

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (33.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.1%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$115,734	$127,203
5.00%, with due dates from 5/20/49 to 7/20/49(FWC)	1,377,090	1,471,438
4.50%, TBA, 8/1/49	12,000,000	12,497,813
4.50%, 5/20/49	371	397
4.00%, TBA, 8/1/49	3,000,000	3,115,313

		17,212,164
U.S. Government Agency Mortgage Obligations (30.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 5.00%, 4/1/49	39,877	43,487
Federal National Mortgage Association Pass-Through Certificates
5.00%, 5/1/49	123,683	134,836
4.768%, 7/1/20(i)	251,352	253,237
4.50%, 5/1/49	98,759	105,603
Uniform Mortgage-Backed Securities
4.00%, TBA, 8/1/49	53,000,000	54,867,423
3.50%, TBA, 8/1/49	55,000,000	56,323,438
3.00%, TBA, 8/1/49	58,000,000	58,521,095

		170,249,119

Total U.S. government and agency mortgage obligations (cost $187,054,046)		$187,461,283

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.00%, 8/15/25(i)	$453,000	$459,645
1.75%, 9/30/22(i)	466,000	467,221
1.25%, 3/31/21(i)	238,000	236,284

Total U.S. treasury obligations (cost $1,163,150)		$1,163,150

CORPORATE BONDS AND NOTES (26.2%)(a)
	Principal amount	Value
Basic materials (1.8%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	$450,000	$445,500
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24	460,000	471,500
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24	379,000	392,265
Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)	834,000	863,607
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27	842,000	740,960
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	869,000	845,103
Kinross Gold Corp. company guaranty sr. unsec. unsub. notes 5.95%, 3/15/24 (Canada)	448,000	490,269
Southern Copper Corp. sr. unsec. unsub. notes 5.875%, 4/23/45 (Peru)	800,000	950,506
SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)	900,000	904,500
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	1,413,000	1,458,513
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)	861,000	873,258
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	1,210,000	1,306,800

		9,742,781
Capital goods (1.4%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	1,350,000	1,351,688
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. notes 4.25%, 9/15/22 (Ireland)	1,200,000	1,218,600
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	280,000	285,950
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	1,000,000	1,040,000
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5.875%, 8/15/23	1,025,000	1,103,156
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	218,000	225,565
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	1,750,000	1,776,250
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	275,000	288,406
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	364,000	371,452

		7,661,067
Communication services (1.3%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	885,000	924,825
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24	1,146,000	1,190,408
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 5/1/20	520,000	525,850
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	750,000	780,938
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21	446,000	461,326
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25	802,000	831,073
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	900,000	956,250
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,347,000	1,410,983

		7,081,653
Consumer cyclicals (3.6%)
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,116,000	1,126,002
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	1,245,000	1,234,438
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22	765,000	776,337
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22	1,000,000	1,021,000
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	483,000	501,214
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. sub. notes 4.625%, 4/1/25	869,000	890,725
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,171,000	1,257,361
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	195,000	202,800
Iron Mountain US Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 6/1/26(R)	876,000	884,760
Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)	500,000	509,695
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	680,000	685,100
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	220,000	224,844
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	1,121,000	1,227,495
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	565,000	584,843
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)	755,000	783,313
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	1,200,000	1,200,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26	450,000	465,750
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	1,139,000	1,227,273
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	824,000	842,614
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24	1,140,000	1,172,433
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	698,700
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25	1,148,000	1,206,835
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	445,000	452,788
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	826,000	861,105

		20,037,425
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)	1,130,000	1,132,825
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	780,000	805,350
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	851,000	882,913
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	540,106
Mead Johnson Nutrition Co. company guaranty sr. unsec. unsub. notes 3.00%, 11/15/20	1,875,000	1,889,568
Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22	420,000	445,074
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	710,000	779,225

		6,475,061
Energy (3.3%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)	447,000	470,468
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23	1,583,000	1,495,935
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)	472,000	471,838
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.366%, 9/19/19 (United Kingdom)	620,000	619,452
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	1,119,000	1,231,012
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	930,000	1,012,445
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	670,000	669,745
Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25	831,000	862,842
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	501,000	475,950
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	892,000	893,576
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	1,591,000	1,654,143
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	790,000	870,643
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	400,000	418,516
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	292,000	345,056
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	488,000	544,120
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	273,000	293,816
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	78,000	83,753
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	956,000	133,840
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	616,000	611,166
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)	865,000	884,491
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)	2,000,000	1,999,190
Shell International Finance BV company guaranty sr. unsec. unsub. notes 1.875%, 5/10/21 (Netherlands)	29,000	28,855
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	556,000	551,663
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	680,000	689,350
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	670,000	677,483
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	203,000	210,359

		18,199,707
Financials (8.6%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	795,000	793,129
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	540,000	721,710
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,209,000	1,349,546
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	1,096,000	1,219,574
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	1,396,000	1,420,240
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	865,000	878,140
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	1,485,000	1,482,722
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	1,655,000	1,705,508
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,658,000	1,817,583
Citibank NA sr. unsec. notes Ser. BKNT, 3.05%, 5/1/20	2,040,000	2,049,154
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	1,124,000	1,136,681
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,883,000	2,028,933
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	3,635,000	3,629,901
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	1,146,000	1,207,598
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	834,000	895,508
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	425,000	462,451
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)	437,000	455,573
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	1,338,000	1,338,446
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22	975,000	984,750
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity	819,000	861,998
JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20	482,000	481,729
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21	3,180,000	3,194,886
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20	1,340,000	1,336,430
Morgan Stanley sr. unsec. unsub. notes 2.75%, 5/19/22	1,338,000	1,347,703
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	845,000	842,778
Protective Life Global Funding 144A notes 2.262%, 4/8/20	780,000	779,017
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	532,000	540,645
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	1,748,000	1,773,870
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)	1,510,000	1,503,404
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	1,061,000	1,069,347
U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	2,215,000	2,247,064
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	1,325,000	1,323,960
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	803,000	855,576
VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23	6,345	6,938
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,784,000	1,788,185
Westpac Banking Corp. sr. unsec. unsub. notes 2.65%, 1/25/21 (Australia)	2,285,000	2,297,362

		47,828,039
Health care (1.7%)
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	1,883,000	1,952,200
Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21	765,000	775,886
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21	442,000	451,733
Merck & Co., Inc. sr. unsec. unsub. notes 1.85%, 2/10/20	154,000	153,585
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21	842,000	838,568
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	1,560,000	1,556,172
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	819,000	840,556
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20	765,000	786,994
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	472,000	436,104
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	892,000	903,324
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	829,000	860,262

		9,555,384
Technology (2.5%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	2,762,000	2,837,358
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	398,000	402,757
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	4,336,000	4,329,455
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	892,000	893,249
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	1,535,000	1,623,268
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	1,338,000	1,348,483
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	51,000	46,035
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	1,338,000	1,346,015
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	1,190,000	1,176,613

		14,003,233
Utilities and power (0.8%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	645,000	682,797
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23	1,163,000	1,181,899
Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22	765,000	769,781
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24	837,000	854,786
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	675,000	718,875

		4,208,138

Total corporate bonds and notes (cost $142,493,928)		$144,792,488

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (5.5%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		$385,000	$309,925
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)		195,000	162,825
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		540,000	418,500
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		1,840,000	1,951,322
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		963,000	1,014,761
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		795,000	591,281
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		405,000	321,975
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	1,296,000	1,589,890
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	981,000	1,202,524
Hellenic (Republic of) sr. unsec. notes 3.375%, 2/15/25 (Greece)	EUR	850,000	1,039,713
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	57,000	70,988
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)	EUR	406,000	505,357
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	76,000	94,294
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	99,000	124,022
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	260,000	324,727
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	1,334,000	1,654,184
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	1,816,973	2,277,879
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	2,242,206	2,768,932
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	206,000	251,280
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	548,000	672,256
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	75,000	91,570
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	40,000	48,346
Hellenic (Republic of) unsec. bonds 3.90%, 1/30/33 (Greece)	EUR	500,000	641,656
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		$585,000	658,867
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	329,251
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		310,000	335,181
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,290,000	1,319,033
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		755,000	710,644
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		1,291,000	1,493,869
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		450,000	469,414
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		1,200,000	1,256,964
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		565,000	559,350
United Mexican States sr. unsec. unsub. notes 4.50%, 4/22/29 (Mexico)		1,790,000	1,902,741
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		200,000	208,365
Uruguay (Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		2,739,000	2,982,086
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		431,000	62,495

Total foreign government and agency bonds and notes (cost $26,903,873)			$30,416,467

SENIOR LOANS (5.4%)(a)(c)
	Principal amount	Value
Basic materials (0.5%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 5.33%, 1/31/24	$284,190	$277,441
Diamond (BC) BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.256%, 9/6/24	241,387	218,456
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.83%, 3/1/26	997,500	992,928
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.984%, 11/15/23	1,080,000	1,069,586

		2,558,411
Capital goods (0.8%)
Advanced Disposal Services, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.599%, 11/10/23	1,072,676	1,074,392
Berry Global Group, Inc. bank term loan FRN Ser. Q, (BBA LIBOR USD 3 Month + 2.25%), 4.629%, 10/1/22	698,719	697,845
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.984%, 3/31/24	666,930	662,969
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.234%, 5/31/25	592,679	587,246
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.234%, 3/28/25	414,639	394,684
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.50%), 4.83%, 5/30/25	251,669	249,467
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 4.83%, 6/9/23	930,353	923,376

		4,589,979
Communication services (1.0%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.575%, 1/15/26	995,000	983,806
CenturyLink, Inc. bank term loan FRN Ser. B, 4.984%, 1/31/25	466,085	462,823
Charter Communications Operating, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.33%, 4/30/25	753,525	755,032
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.575%, 7/17/25	828,407	820,468
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 5.991%, 11/27/23	1,019,814	1,020,834
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.75%, 2/3/24	488,750	487,121
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.519%, 8/19/23	988,641	969,795

		5,499,879
Consumer cyclicals (1.6%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.484%, 2/28/25	1,331,780	1,326,120
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	450,132	445,068
Eldorado Resorts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.577%, 4/17/24	649,930	648,034
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.02%, 10/4/23	1,033,505	1,033,505
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.016%, 6/21/26	639,438	641,236
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.984%, 1/31/25	231,495	232,074
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.984%, 8/14/24	1,580,697	1,571,806
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.83%, 7/10/25	892,098	896,558
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.234%, 1/27/24	757,897	756,318
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.234%, 12/27/20	60,808	60,717
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 4.984%, 3/15/24	708,310	693,258
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.33%, 7/24/24	414,250	401,823

		8,706,517
Consumer staples (0.3%)
1011778 BC ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.484%, 2/17/24	977,500	977,256
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.613%, 6/21/24	735,000	706,886

		1,684,142
Energy (—%)
Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 8.825%, 3/30/23	115,000	111,550

		111,550
Financials (0.1%)
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.272%, 12/22/24	634,773	633,583

		633,583
Health care (0.5%)
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.599%, 1/31/25	488,750	489,896
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.734%, 8/18/22	1,022,400	1,020,483
Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.58%, 2/3/24	1,073,100	1,074,441
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.563%, 6/1/25	346,125	336,174

		2,920,994
Technology (0.3%)
Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.08%, 2/1/22	426,168	426,701
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.576%, 11/3/23	773,153	716,547
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.012%, 4/29/23	459,188	457,179

		1,600,427
Utilities and power (0.3%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.734%, 1/15/25	797,850	795,855
Vistra Operations Co., LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.234%, 8/4/23	585,331	585,853

		1,381,708

Total senior loans (cost $29,074,937)		$29,687,190

ASSET-BACKED SECURITIES (3.3%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.116%, 11/25/51	$1,585,000	$1,585,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 3.066%, 6/25/52	1,311,000	1,311,000
Station Place Securitization Trust 144A
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 2/24/20	3,338,000	3,338,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 9/24/19	4,594,000	4,594,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 3.083%, 6/24/20	2,804,000	2,804,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), zero %, 8/25/52	1,120,000	1,120,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), zero %, 9/24/20	2,687,000	2,687,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	1,000,000	1,005,000

Total asset-backed securities (cost $18,438,999)		$18,444,000

PURCHASED SWAP OPTIONS OUTSTANDING (2.8%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$5,212,600	$643,600
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		5,212,600	291,019
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		2,249,900	201,771
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		2,249,900	154,613
(2.401)/3 month USD-LIBOR-BBA/Sep-29	Sep-19/2.401		34,233,200	8,216
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	386,338
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		8,137,400	181,627
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	166,240
(2.011)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.011		34,233,200	45,872
(2.281)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.281		34,233,200	34
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		16,410,700	2,073,000
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	4,348,000	1,636,452
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	10,899,000	1,634,834
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	6,661,600	1,607,101
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$13,128,600	1,373,514
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	325,644
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	317,738
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	176,178
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	171,041
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		16,410,700	38,401
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	6,661,600	8,038
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$13,128,600	263
(-0.096)/6 month EUR-EURIBOR-Reuters/Aug-24	Aug-19/-0.096	EUR	30,418,000	34
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		$32,821,400	33
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		8,782,100	656,023
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		8,782,100	650,490
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,450,300	650,347
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	648,242
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	647,966
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,450,300	542,456
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		3,487,400	50,811
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		8,782,100	50,761
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		8,782,100	49,970
(2.265)/3 month USD-LIBOR-BBA/Oct-29	Oct-19/2.265		34,233,200	33,206
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		32,821,400	33
UBS AG
(-0.337)/6 month EUR-EURIBOR-Reuters/Jan-22	Jan-20/-0.337	EUR	60,836,000	20,877
(-0.397)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.397	EUR	152,090,100	3,368

Total purchased swap options outstanding (cost $10,840,790)				$15,446,151

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 73.00	$11,062,368	AUD	16,176,600	$53,785
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/$100.49	15,000,000		$15,000,000	50,685
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.30	15,000,000		15,000,000	41,055
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.12	15,000,000		15,000,000	33,030

Total purchased options outstanding (cost $368,725)					$178,555

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
	Principal amount	Value
Capital goods (—%)
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	$36,000	$34,893
Fortive Corp. 144A cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	131,000	134,609
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	77,000	84,155

		253,657
Communication services (0.1%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24	58,000	66,902
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	125,000	114,542
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	101,000	117,876
Intelsat SA cv. company guaranty sr. unsec. notes 4.50%, 6/15/25 (Luxembourg)	26,000	39,607
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23	44,000	78,139
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24	160,000	169,878

		586,944
Consumer cyclicals (0.1%)
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49	64,000	75,387
FTI Consulting, Inc. 144A cv. sr. unsec. notes 2.00%, 8/15/23	54,000	65,161
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	97,000	115,983
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	59,000	71,162
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	106,000	131,567
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22	86,000	85,132
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	125,000	143,917
Quotient Technology, Inc. cv. sr. unsec. notes 1.75%, 12/1/22	36,000	34,983
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23	46,000	58,520

		781,812
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	94,000	104,296
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	166,000	173,707
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47	63,000	62,571
Wayfair, Inc. 144A cv. sr. unsec. notes 1.125%, 11/1/24	58,000	79,065
Zillow Group, Inc. cv. sr. unsec. notes 1.50%, 7/1/23	75,000	76,153

		495,792
Energy (—%)
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	45,000	32,098
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	58,000	50,580
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	54,000	52,121

		134,799
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	55,000	57,149
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	46,000	47,887
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	48,000	59,965
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	68,000	70,788
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	28,000	26,089

		261,878
Health care (0.2%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	68,000	69,131
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	45,000	52,700
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	109,000	130,868
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	51,000	62,985
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	46,000	49,540
Insulet Corp. cv. sr. unsec. notes 1.375%, 11/15/24	47,000	68,181
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22	38,000	40,175
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	115,000	112,622
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	37,000	53,154
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	56,000	57,588
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23	56,000	54,750
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26	39,000	43,578
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25	61,000	91,653
Wright Medical Group, Inc. cv. company guaranty sr. unsec. notes 1.625%, 6/15/23	51,000	55,351

		942,276
Technology (0.4%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	137,000	154,553
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	28,000	28,479
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23	79,000	83,237
Envestnet, Inc. cv. sr. unsec. sub. notes 1.75%, 12/15/19	53,000	61,661
Five9, Inc. cv. sr. unsec. notes 0.125%, 5/1/23	28,000	38,146
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	60,000	67,251
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	66,000	81,913
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	36,000	50,417
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	27,000	30,242
Lumentum Holdings, Inc. cv. sr. unsec. unsub. notes 0.25%, 3/15/24	46,000	55,081
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	57,000	72,746
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	67,000	73,588
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	84,000	84,133
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	96,000	122,717
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	124,000	136,211
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	104,000	113,046
Rapid7, Inc. 144A cv. sr. unsec. notes 1.25%, 8/1/23	29,000	46,146
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	147,000	169,938
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	118,000	115,679
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	49,000	54,141
Viavi Solutions, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	54,000	66,471
Vocera Communications, Inc. cv. sr .unsec. unsub. notes 1.50%, 5/15/23	24,000	25,456
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23 (Israel)	50,000	63,176
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	98,000	143,329
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	58,000	84,929

		2,022,686
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	56,000	55,639

		55,639
Utilities and power (—%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	98,000	103,441

		103,441

Total convertible bonds and notes (cost $5,488,170)		$5,638,924

SHORT-TERM INVESTMENTS (19.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.48%(AFF)	Shares	95,414,964	$95,414,964
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(P)	Shares	2,493,000	2,493,000
U.S. Treasury Bills 2.458%, 8/1/19(SEGCCS)		$543,000	543,000
U.S. Treasury Bills 2.234%, 8/6/19(SEG)(SEGSF)(SEGCCS)		2,580,000	2,579,280
U.S. Treasury Bills 2.179%, 8/8/19(SEG)(SEGSF)(SEGCCS)		245,000	244,907
U.S. Treasury Bills 2.166%, 8/13/19(SEG)(SEGSF)(SEGCCS)		1,701,000	1,699,830
U.S. Treasury Bills 2.120%, 8/20/19(SEGSF)(SEGCCS)		1,243,000	1,241,669
U.S. Treasury Bills 2.047%, 12/12/19(SEG)(SEGSF)(SEGCCS)		1,705,000	1,692,208
U.S. Treasury Bills 2.038%, 12/5/19(SEG)(SEGSF)(SEGCCS)		408,000	405,094

Total short-term investments (cost $106,314,077)			$106,313,952
TOTAL INVESTMENTS

Total investments (cost $739,417,872)			$749,910,845

	FORWARD CURRENCY CONTRACTS at 7/31/19 (aggregate face value $133,789,936) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/19	$1,490,388	$1,525,034	$(34,646)
		Brazilian Real	Buy	10/2/19	1,348,527	1,375,848	(27,321)
		British Pound	Buy	9/18/19	1,351,289	1,396,036	(44,747)
		Canadian Dollar	Buy	10/16/19	683,306	688,948	(5,642)
		Czech Koruna	Buy	9/18/19	15,066	15,497	(431)
		Euro	Sell	9/18/19	4,661,595	4,742,644	81,049
		Japanese Yen	Buy	8/21/19	1,420,143	1,424,706	(4,563)
		Japanese Yen	Sell	8/21/19	1,420,143	1,422,140	1,997
		Mexican Peso	Buy	10/16/19	1,364,434	1,353,305	11,129
		New Zealand Dollar	Buy	10/16/19	669,358	691,215	(21,857)
		Norwegian Krone	Sell	9/18/19	25,064	25,676	612
		Russian Ruble	Buy	9/18/19	1,353,153	1,360,977	(7,824)
	Barclays Bank PLC
		Canadian Dollar	Sell	10/16/19	3,591,566	3,614,899	23,333
		Euro	Sell	9/18/19	4,386,795	4,469,423	82,628
		New Zealand Dollar	Sell	10/16/19	1,370,806	1,393,710	22,904
		Norwegian Krone	Buy	9/18/19	3,845,461	3,906,242	(60,781)
	Citibank, N.A.
		Australian Dollar	Sell	10/16/19	15,288	16,464	1,176
		Brazilian Real	Buy	10/2/19	1,373,822	1,362,928	10,894
		Canadian Dollar	Buy	10/16/19	1,359,404	1,375,640	(16,236)
		Euro	Buy	9/18/19	1,367,776	1,403,663	(35,887)
		Japanese Yen	Buy	8/21/19	4,867,139	4,900,880	(33,741)
		Japanese Yen	Sell	8/21/19	4,932,576	4,868,737	(63,839)
		New Zealand Dollar	Sell	10/16/19	844,276	858,612	14,336
	Credit Suisse International
		Australian Dollar	Buy	10/16/19	229,591	234,976	(5,385)
		Euro	Buy	9/18/19	28,447	30,760	(2,313)
	Goldman Sachs International
		Australian Dollar	Sell	10/16/19	1,937,435	1,988,809	51,374
		British Pound	Sell	9/18/19	244	223	(21)
		Euro	Buy	9/18/19	1,651,576	1,692,001	(40,425)
		Indian Rupee	Buy	11/20/19	1,373,187	1,353,036	20,151
		Japanese Yen	Sell	8/21/19	2,059,316	2,018,427	(40,889)
		New Taiwan Dollar	Sell	8/21/19	2,760,147	2,771,409	11,262
		New Zealand Dollar	Sell	10/16/19	159,004	153,157	(5,847)
		Norwegian Krone	Buy	9/18/19	5,132,060	5,212,475	(80,415)
		Russian Ruble	Buy	9/18/19	1,353,153	1,357,885	(4,732)
		South Korean Won	Sell	11/20/19	2,705,299	2,764,679	59,380
		Swedish Krona	Sell	9/18/19	5,832,837	5,951,160	118,323
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/16/19	405,983	425,071	19,088
		British Pound	Buy	9/18/19	1,944,900	2,009,387	(64,487)
		Euro	Sell	9/18/19	598,048	608,575	10,527
		Indonesian Rupiah	Buy	11/20/19	1,374,213	1,353,163	21,050
		Japanese Yen	Sell	8/21/19	112,325	92,372	(19,953)
		New Zealand Dollar	Buy	10/16/19	1,316,226	1,339,443	(23,217)
		South Korean Won	Sell	11/20/19	1,352,650	1,387,134	34,484
		Swedish Krona	Sell	9/18/19	1,382,341	1,410,422	28,081
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	10/16/19	2,308,339	2,323,162	14,823
		Euro	Sell	9/18/19	2,704,438	2,764,413	59,975
		Japanese Yen	Buy	8/21/19	2,826,199	2,831,134	(4,935)
		Japanese Yen	Sell	8/21/19	2,826,199	2,834,163	7,964
		Mexican Peso	Buy	10/16/19	1,364,434	1,360,079	4,355
		New Zealand Dollar	Sell	10/16/19	2,116,707	2,141,497	24,790
		Norwegian Krone	Buy	9/18/19	2,528,846	2,573,763	(44,917)
		Swedish Krona	Sell	9/18/19	2,087,248	2,144,591	57,343
		Swiss Franc	Buy	9/18/19	442,503	440,901	1,602
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/19	3,268,090	3,332,539	(64,449)
		Canadian Dollar	Buy	10/16/19	1,361,907	1,376,629	(14,722)
		Euro	Sell	9/18/19	2,305,073	2,359,359	54,286
		Indian Rupee	Buy	11/20/19	1,373,186	1,354,088	19,098
		Japanese Yen	Sell	8/21/19	1,678,896	1,645,459	(33,437)
		New Taiwan Dollar	Sell	8/21/19	1,380,072	1,386,442	6,370
		Norwegian Krone	Buy	9/18/19	1,366,270	1,400,581	(34,311)
		Swedish Krona	Sell	9/18/19	1,357,900	1,413,223	55,323
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/19	13,643	7,551	6,092
		Canadian Dollar	Buy	10/16/19	683,230	688,871	(5,641)
		Euro	Buy	9/18/19	1,215,097	1,208,964	6,133
		Israeli Shekel	Buy	10/16/19	158,365	157,110	1,255
		Japanese Yen	Sell	8/21/19	2,691,888	2,612,422	(79,466)
		New Zealand Dollar	Sell	10/16/19	474,383	482,322	7,939
		Norwegian Krone	Buy	9/18/19	2,070,377	2,125,788	(55,411)
		Swedish Krona	Sell	9/18/19	2,277,463	2,321,003	43,540
		Swiss Franc	Sell	9/18/19	349,318	351,038	1,720
	UBS AG
		Australian Dollar	Buy	10/16/19	1,904,804	1,948,784	(43,980)
		Euro	Sell	9/18/19	1,667,244	1,693,847	26,603
		Japanese Yen	Sell	8/21/19	730,411	663,345	(67,066)
		Swedish Krona	Sell	9/18/19	1,410,042	1,444,753	34,711
	WestPac Banking Corp.
		Australian Dollar	Buy	10/16/19	2,617,433	2,665,356	(47,923)
		Canadian Dollar	Sell	10/16/19	60,850	61,351	501
		Euro	Sell	9/18/19	3,270,928	3,327,620	56,692

	Unrealized appreciation						1,114,893

	Unrealized (depreciation)						(1,141,457)

	Total						$(26,564)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Dollar 90 day (Long)	348	$348,000,000	$85,072,950	Sep-19	$(69,770)
Euro-Dollar 90 day (Short)	348	348,000,000	85,538,400	Mar-21	6,781
Euro-Schatz 2 yr (Short)	65	8,082,345	8,082,349	Sep-19	(18,838)
U.S. Treasury Bond Ultra 30 yr (Long)	13	2,308,313	2,308,313	Sep-19	93,815
U.S. Treasury Note 5 yr (Short)	142	16,692,766	16,692,766	Sep-19	(157,851)
U.S. Treasury Note 2 yr (Long)	78	16,723,688	16,723,688	Sep-19	46,489

Unrealized appreciation					147,085

Unrealized (depreciation)					(246,459)

Total					$(99,374)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/19 (premiums $8,115,185) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Goldman Sachs International
2.191/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.191		$34,233,200	$685
2.101/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.101		34,233,200	7,189
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	162,649
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		$32,549,500	173,163
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	318,045
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$65,642,800	66
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		16,410,700	6,400
(-0.296)/6 month EUR-EURIBOR-Reuters/Aug-24	Aug-19/-0.296	EUR	30,418,000	91,253
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	160,762
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$16,410,700	217,770
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		16,410,700	592,590
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	851,152
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$16,410,700	1,672,743
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	11,912,000	3,196,955
Morgan Stanley & Co. International PLC
2.265/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.265		$34,233,200	34
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		65,642,800	66
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		6,387,000	5,301
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		6,387,000	6,195
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		13,949,800	47,150
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	63,758
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	65,817
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	196,853
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	202,075
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		6,387,000	449,262
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		6,387,000	452,966
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,450,300	468,999
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		3,450,300	567,850
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		3,450,300	567,988
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00		3,450,300	570,611
UBS AG
0.271/6 month EUR-EURIBOR-Reuters/Aug-29	Aug-19/0.271	EUR	30,418,000	337
0.498/6 month EUR-EURIBOR-Reuters/Jan-30	Jan-20/0.498	EUR	12,167,200	16,299

Total				$11,132,983

WRITTEN OPTIONS OUTSTANDING at 7/31/19 (premiums $289,913) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 69.00	$16,593,552	AUD	24,264,900	$6,438
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19$/99.96	15,000,000		$15,000,000	27,420
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.77	15,000,000		15,000,000	21,855
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.59	15,000,000		15,000,000	17,340
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.43	15,000,000		15,000,000	14,265
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.24	15,000,000		15,000,000	11,220
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.05	15,000,000		15,000,000	8,760

Total					$107,298

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	$(512,677)	$296,619
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	3,346,000	(381,566)	284,136
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$37,416,800	(345,170)	176,981
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(256,339)	(81,491)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	3,346,000	(381,566)	(125,085)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$37,416,800	(345,170)	(169,124)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	104,319
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	(52,834)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$1,026,000	(132,098)	13,861
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		35,078,300	(470,049)	(57,879)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(63,078)
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		35,078,300	(470,049)	(77,874)
(1.746)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746		35,078,300	254,318	131,894
1.746/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746		35,078,300	254,318	33,675
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	15,898
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		35,078,300	(471,803)	(49,811)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(58,995)
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		35,078,300	(471,803)	(86,643)
(1.736)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736		35,078,300	254,318	135,753
1.736/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736		35,078,300	254,318	21,398
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	258,532
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	150,123
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(98,832)	22,485
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(158,620)	16,016
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(110,090)	(55,558)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(177,830)	(59,812)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	(133,467)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	(563,430)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	212,172
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(110,398)	13,205
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(157,183)	(72,846)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	(129,548)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	133,961
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	(43,195)

Unrealized appreciation					2,021,028

Unrealized (depreciation)					(1,880,670)

Total					$140,358

TBA SALE COMMITMENTS OUTSTANDING at 7/31/19 (proceeds receivable $7,311,836) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 8/1/49	$1,000,000	8/21/19	$1,041,484
Uniform Mortgage-Backed Securities, 4.50%, 8/1/49	6,000,000	8/13/19	6,290,157

Total			$7,331,641

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$4,995,000	$258,841	(E)	$(56)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	$258,785
		5,929,000	290,367	(E)	(67)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	290,300
		2,637,000	673,263		(90)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	677,371
		16,410,700	1,614,255		(232)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,622,782)
		9,058,700	908,035		(128)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	985,053
		49,232,100	136,718		(24,735)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	116,035
		1,493,800	23,683	(E)	(8)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	23,674
		3,866,300	58,052	(E)	(22)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(58,074)
		2,363,100	153,923		(31)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(170,179)
		53,098,000	2,554,492		(313,530)	6/19/26	3 month USD-LIBOR-BBA — Quarterly	2.60% — Semiannually	2,248,638
		8,093,300	189,238	(E)	(1,638)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	187,600
		2,798,000	44,228	(E)	(478)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	43,750
		625,578	48,584	(E)	(9)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	48,575
		1,997,100	126,065	(E)	(28)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(126,093)
		29,306,000	928,238	(E)	(29,612)	3/21/29	3 month USD-LIBOR-BBA — Quarterly	2.776% — Semiannually	898,625
		1,496,300	149,055	(E)	(51)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(149,106)
		5,041,000	54,735	(E)	(28)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	54,707
		7,399,600	81,951	(E)	(41)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	81,909
		1,867,000	215,564	(E)	(64)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(215,627)
		8,804,400	943,999		(105,953)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.647% — Semiannually	839,982
		1,950,400	190,829		(67)	6/12/49	2.6059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(191,215)
		1,106,600	97,945		(38)	6/12/49	2.565% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(98,103)
		1,590,700	130,449		(54)	6/12/49	2.5365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(130,613)
		1,556,200	139,159		(53)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.569% — Semiannually	139,282
		1,902,000	156,194		(65)	6/12/49	2.537% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(156,392)
		1,763,600	143,419		(60)	6/12/49	2.5335% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(143,595)
		1,452,400	103,035		(50)	6/12/49	2.488% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(103,089)
		6,945,000	322,665		95,257	7/2/49	2.38% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(227,297)
		13,890,000	359,765		(97,704)	7/2/49	3 month USD-LIBOR-BBA — Quarterly	2.29% — Semiannually	260,832
		594,800	16,547		(20)	6/12/49	2.299% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,416)
		991,700	13,221	(E)	(22)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	13,199
		4,217,500	73,979	(E)	(60)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(74,039)
		13,890,000	146,081		93,573	7/17/29	2.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(50,332)
		677,100	13,394		(23)	7/17/49	2.263% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,364)
		937,600	4,823		(32)	7/17/49	2.199% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,757)
		17,022,000	77,654	(E)	17,226	9/18/29	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(60,429)
		18,613,000	51,018	(E)	46,718	9/18/24	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	(4,300)
		833,400	14,389		(28)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.252% — Semiannually	14,291
		2,942,500	18,449	(E)	(33)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	18,416
		246,100	4,835	(E)	(8)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,843)
		5,123,600	45,959	(E)	(73)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(46,031)
		1,145,900	4,585		(39)	7/17/49	2.194% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,502)
		882,000	13,010		(30)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.241% — Semiannually	12,902
		377,954,000	1,392,760	(E)	447,765	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,840,526
		183,458,000	64,944	(E)	1,096,435	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,161,379
		5,079,800	86,392	(E)	88,040	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,648
		98,806,500	903,783	(E)	(1,230,501)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	(326,718)
		5,172,500	1,686		(69)	6/26/29	1.9451% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,903
		5,172,500	1,826		(69)	6/26/29	1.9448% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,044
		1,111,200	1,905		(38)	7/17/49	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,820)
		694,500	8,338		(24)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.229% — Semiannually	8,250
		1,145,900	3,209		(39)	7/17/49	2.18875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,123)
		1,548,100	163	(E)	(22)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(184)
		977,900	6,866	(E)	(33)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,899)
		17,390,000	49,057		(66)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.78913% — Semiannually	(56,500)
		17,390,000	48,901		(66)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.7896% — Semiannually	(56,338)
		17,390,000	49,388		(66)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.78813% — Semiannually	(56,843)
		694,500	8,656		(24)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.231% — Semiannually	8,568
		5,269,000	263		(43)	7/12/24	1.82% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,008
		2,604,400	81,002		(89)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.3125% — Semiannually	80,756
		5,174,000	11,766		(42)	7/15/24	1.8675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,474)
		25,836,000	18,964		(97)	7/16/21	1.9002% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	25,076
		4,951,000	56,214		(66)	7/16/29	3 month USD-LIBOR-BBA — Quarterly	2.0745% — Semiannually	55,318
		5,007,000	9,068		(41)	7/16/24	1.8585% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,818)
		691,000	16,039		(24)	7/17/49	2.278% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,012)
		5,353,000	42,080		(71)	7/17/29	3 month USD-LIBOR-BBA — Quarterly	2.036% — Semiannually	41,110
		5,360,000	4,052		(43)	7/17/24	1.8355% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,778)
		5,294,000	13,373		(43)	7/18/24	1.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,261)
		10,198,500	163	(E)	(57)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(220)
		1,560,600	5,432	(E)	(22)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,455)
		4,139,900	44,748	(E)	(141)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(44,889)
		4,753,000	8,560		(38)	7/24/24	1.781% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,287
		5,309,000	8,123		(43)	8/2/24	1.7855% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	8,080
	AUD	22,805,000	161,020	(E)	26,627	9/18/24	1.25% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(134,394)
	AUD	14,059,000	166,605	(E)	(82,270)	9/18/29	6 month AUD-BBR-BBSW — Semiannually	1.60% — Semiannually	84,336
	CAD	34,499,000	208,489	(E)	(32,682)	9/18/24	1.65% — Semiannually	3 month CAD-BA-CDOR — Semiannually	175,807
	CAD	10,388,000	85,911	(E)	(40,376)	9/18/29	1.80% — Semiannually	3 month CAD-BA-CDOR — Semiannually	45,536
	CHF	13,253,000	111,336	(E)	(52)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	(111,387)
	CHF	4,231,000	5,228	(E)	(10,890)	9/18/24	—	0.70% plus 6 month CHF-LIBOR-BBA — Semiannually	(16,119)
	CHF	16,754,000	61,807	(E)	121,547	9/18/29	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	—	183,355
	CZK	108,456,000	201,680		(63)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(199,380)
	EUR	4,398,000	382,335	(E)	(37)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(382,372)
	EUR	3,996,000	380,763	(E)	(55)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(380,819)
	EUR	11,896,000	110,013	(E)	(52)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	109,961
	EUR	757,000	178,658	(E)	(29)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(178,687)
	EUR	1,029,500	264,392	(E)	(40)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	264,352
	EUR	1,137,000	259,353	(E)	(43)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(259,396)
	EUR	1,150,600	241,974	(E)	(44)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(242,018)
	EUR	16,614,000	751,007	(E)	(211)	3/21/29	1.104% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(751,218)
	EUR	1,295,500	230,895	(E)	(50)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(230,944)
	EUR	1,120,200	216,079	(E)	(42)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	216,037
	EUR	1,336,000	213,225	(E)	(50)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(213,275)
	EUR	1,095,100	127,163	(E)	(42)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(127,205)
	EUR	999,500	112,218	(E)	(38)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(112,256)
	EUR	22,816,000	104,313	(E)	47,524	9/18/24	—	0.25% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(56,788)
	EUR	30,387,000	593,617	(E)	66,330	9/18/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.20% — Annually	659,947
	EUR	531,600	41,985	(E)	(20)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(42,005)
	GBP	12,649,000	127,674	(E)	(5,226)	9/18/24	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	122,448
	GBP	16,036,000	290,493	(E)	(565)	9/18/29	6 month GBP-LIBOR-BBA — Semiannually	1.00% — Semiannually	289,927
	JPY	49,318,800	30,752	(E)	(14)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(30,766)
	NOK	258,000	344	(E)	(247)	9/18/24	1.50% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	97
	NOK	32,943,000	29,503	(E)	29,105	9/18/29	6 month NOK-NIBOR-NIBR — Semiannually	1.70% — Annually	(399)
	NOK	79,594,000	4,925		(75)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	5,049
	NOK	41,749,000	17,130		(65)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	19,539
	NZD	8,715,000	142,731	(E)	(66)	3/28/29	2.524% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(142,797)
	NZD	18,701,000	87,722	(E)	(7,465)	9/18/24	1.45% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(95,185)
	NZD	8,861,000	77,992	(E)	7,997	9/18/29	3 month NZD-BBR-FRA — Quarterly	1.80% — Semiannually	85,990
	SEK	19,026,000	142,958		(16)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	159,870
	SEK	19,026,000	147,887		(16)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	165,148
	SEK	19,026,000	147,482		(16)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	164,706
	SEK	71,960,000	41,435	(E)	(21,219)	9/18/24	0.10% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(62,654)
	SEK	96,770,000	197,471	(E)	(46,224)	9/18/29	3 month SEK-STIBOR-SIDE — Quarterly	0.60% — Annually	150,354

	Total				$128,707				$5,316,764
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$74,749	$72,793	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$(1,154)
Barclays Bank PLC
3,457,362	3,458,909	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	3,966
835,251	835,625	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	958
649,984	650,275	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	746
1,105,018	1,107,615	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	3,609
611,153	612,589	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,996
482,556	483,690	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,576
24,341,996	24,422,948	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	108,357
2,998,237	3,018,211	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	23,361
61,978	61,969	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	62
1,782,362	1,783,843	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(4,136)
6,860,618	6,868,866	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(19,340)
39,087	38,306	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(374)
73,176	72,745	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	382
46,411	46,138	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	242
117,872	115,300	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,238)
90,497	88,466	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,007)
25,990	25,407	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(289)
Citibank, N.A.
515,346	517,060	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,294
427,736	429,158	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,904
Credit Suisse International
615,891	617,939	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,742
715,441	711,235	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,731
1,822,734	1,824,925	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(5,138)
173,362	170,767	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(906)
73,336	70,946	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,743)
658,596	635,227	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(17,060)
316,054	310,972	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,411
336,320	330,912	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,501
321,519	319,629	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,677
Goldman Sachs International
3,009,703	3,019,712	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	13,398
103,379	103,504	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(291)
275,688	276,020	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(777)
640,053	640,822	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,804)
1,703,709	1,705,758	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,803)
2,333,950	2,336,756	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(6,579)
245,716	242,691	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	990
39,087	38,306	—	1/12/40	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	374
74,749	72,793	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	1,154
430,787	423,860	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,923
735,507	719,458	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,724)
527,923	516,404	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(5,544)
292,730	286,343	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3,074)
9,826	9,611	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(103)
361,810	353,691	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,024)
330,149	322,741	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,672)
319,894	312,716	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,558)
254,683	248,968	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,833)
109,272	106,820	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,215)
JPMorgan Chase Bank N.A.
430,816	423,889	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,923
JPMorgan Securities LLC
753,481	749,052	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(3,929)
73,336	70,946	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,743
173,362	170,767	—	1/12/45	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	906
330,147	318,432	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,552)
988,744	953,659	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	25,609

Upfront premium received		—	Unrealized appreciation			208,535

Upfront premium (paid)		—	Unrealized (depreciation)			(110,867)

	Total	$—			Total	$97,668

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	9,778,000	$1,004,209	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$1,004,209
EUR	6,111,000	613,412	(147)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	613,265
EUR	7,984,000	201,027	(93)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(201,120)
EUR	6,111,000	201,228	(79)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(201,307)
EUR	7,984,000	202,821	(93)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(202,915)
EUR	7,984,000	203,422	(94)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(203,516)
EUR	7,984,000	204,023	(94)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(204,117)
EUR	9,778,000	315,635	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(315,635)
GBP	4,896,000	10,711	(105)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	10,607
GBP	1,473,000	1,644	(78)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(1,722)
GBP	1,371,000	50,907	(32)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(50,939)
GBP	2,938,000	117,509	(68)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(117,578)
GBP	3,819,000	132,841	(88)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(132,929)
GBP	5,484,000	244,269	(130)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(244,398)
	$4,400,000	102,964	(48)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	102,917
	4,400,000	102,590	(48)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	102,543
	4,547,000	32,147	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	32,147
	4,547,000	9,944	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	9,944
	4,400,000	36,586	(27)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(36,613)
	4,400,000	38,861	(27)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(38,888)

Total			$(1,251)				$(76,045)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$11,962	$175,000	$16,450	5/11/63	300 bp — Monthly	$(4,386)
	CMBX NA BBB-.6 Index	BBB-/P	22,719	377,000	35,438	5/11/63	300 bp — Monthly	(12,499)
	CMBX NA BBB-.6 Index	BBB-/P	46,609	755,000	70,970	5/11/63	300 bp — Monthly	(23,920)
	CMBX NA BBB-.6 Index	BBB-/P	44,403	779,000	73,226	5/11/63	300 bp — Monthly	(28,369)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(35)	120,000	132	5/11/63	200 bp — Monthly	143
	CMBX NA A.6 Index	A/P	(47)	120,000	132	5/11/63	200 bp — Monthly	132
	CMBX NA A.6 Index	A/P	193	42,000	46	5/11/63	200 bp — Monthly	256
	CMBX NA BB.6 Index	BB/P	99,330	473,000	91,053	5/11/63	500 bp — Monthly	8,737
	CMBX NA BB.6 Index	BB/P	149,402	607,000	116,848	5/11/63	500 bp — Monthly	33,144
	CMBX NA BB.7 Index	BB/P	18,190	131,000	12,576	1/17/47	500 bp — Monthly	5,741
	CMBX NA BB.7 Index	BB/P	32,647	254,000	24,384	1/17/47	500 bp — Monthly	8,510
	CMBX NA BB.7 Index	BB/P	31,767	263,000	25,248	1/17/47	500 bp — Monthly	6,774
	CMBX NA BBB-.6 Index	BBB-/P	1,878	19,000	1,786	5/11/63	300 bp — Monthly	103
	CMBX NA BBB-.6 Index	BBB-/P	5,163	50,000	4,700	5/11/63	300 bp — Monthly	492
	CMBX NA BBB-.6 Index	BBB-/P	14,092	107,000	10,058	5/11/63	300 bp — Monthly	4,096
	CMBX NA BBB-.6 Index	BBB-/P	10,699	109,000	10,246	5/11/63	300 bp — Monthly	517
	CMBX NA BBB-.6 Index	BBB-/P	14,521	132,000	12,408	5/11/63	300 bp — Monthly	2,190
	CMBX NA BBB-.6 Index	BBB-/P	21,891	199,000	18,706	5/11/63	300 bp — Monthly	3,301
	CMBX NA BBB-.6 Index	BBB-/P	29,342	206,000	19,364	5/11/63	300 bp — Monthly	10,098
	CMBX NA BBB-.6 Index	BBB-/P	24,712	216,000	20,304	5/11/63	300 bp — Monthly	4,534
	CMBX NA BBB-.6 Index	BBB-/P	26,477	240,000	22,560	5/11/63	300 bp — Monthly	4,057
	CMBX NA BBB-.6 Index	BBB-/P	24,245	250,000	23,500	5/11/63	300 bp — Monthly	870
	CMBX NA BBB-.6 Index	BBB-/P	34,939	327,000	30,738	5/11/63	300 bp — Monthly	4,392
	CMBX NA BBB-.6 Index	BBB-/P	38,921	337,000	31,678	5/11/63	300 bp — Monthly	7,439
	CMBX NA BBB-.6 Index	BBB-/P	51,049	456,000	42,864	5/11/63	300 bp — Monthly	8,451
	CMBX NA BBB-.6 Index	BBB-/P	42,787	459,000	43,192	5/11/63	300 bp — Monthly	(405)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(3,659)	3,313,000	3,644	5/11/63	200 bp — Monthly	(14)
	CMBX NA BB.7 Index	BB/P	27,822	208,000	19,968	1/17/47	500 bp — Monthly	8,056
	CMBX NA BBB-.6 Index	BBB-/P	9,392	85,000	7,990	5/11/63	300 bp — Monthly	1,451
	CMBX NA BBB-.6 Index	BBB-/P	13,812	125,000	11,750	5/11/63	300 bp — Monthly	2,135
	CMBX NA BBB-.6 Index	BBB-/P	1,512,044	16,092,000	1,514,257	5/11/63	300 bp — Monthly	(2,214)
	CMBX NA BBB-.7 Index	BBB-/P	190,331	2,575,000	60,255	1/17/47	300 bp — Monthly	131,578
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	5,694	246,000	271	5/11/63	200 bp — Monthly	6,060
	CMBX NA A.6 Index	A/P	5,528	99,000	109	5/11/63	200 bp — Monthly	5,675
	CMBX NA BBB-.6 Index	BBB-/P	334	3,000	282	5/11/63	300 bp — Monthly	54
	CMBX NA BBB-.6 Index	BBB-/P	332	4,000	376	5/11/63	300 bp — Monthly	(42)
	CMBX NA BBB-.6 Index	BBB-/P	1,785	16,000	1,504	5/11/63	300 bp — Monthly	291
	CMBX NA BBB-.6 Index	BBB-/P	5,354	62,000	5,828	5/11/63	300 bp — Monthly	(438)
	CMBX NA BBB-.6 Index	BBB-/P	5,382	79,000	7,426	5/11/63	300 bp — Monthly	(1,998)
	CMBX NA BBB-.6 Index	BBB-/P	12,793	87,000	8,178	5/11/63	300 bp — Monthly	4,666
	CMBX NA BBB-.6 Index	BBB-/P	4,631	95,000	8,930	5/11/63	300 bp — Monthly	(4,243)
	CMBX NA BBB-.6 Index	BBB-/P	11,832	107,000	10,058	5/11/63	300 bp — Monthly	1,836
	CMBX NA BBB-.6 Index	BBB-/P	11,157	141,000	13,254	5/11/63	300 bp — Monthly	(2,015)
	CMBX NA BBB-.6 Index	BBB-/P	12,101	232,000	21,808	5/11/63	300 bp — Monthly	(9,571)
	CMBX NA BBB-.6 Index	BBB-/P	12,401	250,000	23,500	5/11/63	300 bp — Monthly	(10,954)
	CMBX NA BBB-.6 Index	BBB-/P	28,210	281,000	26,414	5/11/63	300 bp — Monthly	1,960
	CMBX NA BBB-.6 Index	BBB-/P	42,492	349,000	32,806	5/11/63	300 bp — Monthly	9,889
	CMBX NA BBB-.6 Index	BBB-/P	54,707	363,000	34,122	5/11/63	300 bp — Monthly	20,797
	CMBX NA BBB-.6 Index	BBB-/P	42,482	380,000	35,720	5/11/63	300 bp — Monthly	6,984
	CMBX NA BBB-.6 Index	BBB-/P	55,952	411,000	38,634	5/11/63	300 bp — Monthly	17,558
	CMBX NA BBB-.6 Index	BBB-/P	58,541	411,000	38,634	5/11/63	300 bp — Monthly	20,147
	CMBX NA BBB-.6 Index	BBB-/P	62,640	539,000	50,666	5/11/63	300 bp — Monthly	12,289
	CMBX NA BBB-.6 Index	BBB-/P	58,492	1,209,000	113,646	5/11/63	300 bp — Monthly	(54,449)
	CMBX NA BBB-.6 Index	BBB-/P	208,701	1,760,000	165,440	5/11/63	300 bp — Monthly	44,288
	CMBX NA BBB-.6 Index	BBB-/P	207,983	1,760,000	165,440	5/11/63	300 bp — Monthly	43,570
	CMBX NA BBB-.6 Index	BBB-/P	297,066	2,586,000	243,084	5/11/63	300 bp — Monthly	55,490
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	31,140	147,000	28,298	5/11/63	500 bp — Monthly	2,986
	CMBX NA BB.6 Index	BB/P	37,885	179,000	34,458	5/11/63	500 bp — Monthly	3,602
	CMBX NA A.6 Index	A/P	(42)	141,000	155	5/11/63	200 bp — Monthly	168
	CMBX NA BBB-.6 Index	BBB-/P	8,283	83,000	7,802	5/11/63	300 bp — Monthly	530
	CMBX NA BBB-.6 Index	BBB-/P	9,080	91,000	8,554	5/11/63	300 bp — Monthly	579
	CMBX NA BBB-.6 Index	BBB-/P	1,613,065	12,193,000	1,146,142	5/11/63	300 bp — Monthly	474,037
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	13,484	951,000	1,046	5/11/63	200 bp — Monthly	14,900
	CMBX NA A.6 Index	A/P	(35)	120,000	132	5/11/63	200 bp — Monthly	143
	CMBX NA BBB-.6 Index	BBB-/P	5,674	59,000	5,546	5/11/63	300 bp — Monthly	138
	CMBX NA BBB-.6 Index	BBB-/P	13,309	136,000	12,784	5/11/63	300 bp — Monthly	604
	CMBX NA BBB-.6 Index	BBB-/P	16,021	167,000	15,698	5/11/63	300 bp — Monthly	407
	CMBX NA BBB-.6 Index	BBB-/P	16,196	167,000	15,698	5/11/63	300 bp — Monthly	581
	CMBX NA BBB-.6 Index	BBB-/P	115,045	1,166,000	109,604	5/11/63	300 bp — Monthly	6,121
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	764	281,000	309	5/11/63	200 bp — Monthly	1,182
	CMBX NA A.6 Index	A/P	—	230,000	253	5/11/63	200 bp — Monthly	343
	CMBX NA A.6 Index	A/P	402	149,000	164	5/11/63	200 bp — Monthly	624
	CMBX NA A.7 Index	A-/P	(96)	99,000	2,059	1/17/47	200 bp — Monthly	2,002
	CMBX NA A.7 Index	A-/P	199	41,000	853	1/17/47	200 bp — Monthly	1,068
	CMBX NA BB.6 Index	BB/P	47,886	195,000	37,538	5/11/63	500 bp — Monthly	10,539
	CMBX NA BB.6 Index	BB/P	96,100	390,000	75,075	5/11/63	500 bp — Monthly	21,404
	CMBX NA BBB-.6 Index	BBB-/P	1,695	10,000	940	5/11/63	300 bp — Monthly	761
	CMBX NA BBB-.6 Index	BBB-/P	3,672	32,000	3,008	5/11/63	300 bp — Monthly	682
	CMBX NA BBB-.6 Index	BBB-/P	4,560	43,000	4,042	5/11/63	300 bp — Monthly	543
	CMBX NA BBB-.6 Index	BBB-/P	6,267	49,000	4,606	5/11/63	300 bp — Monthly	1,689
	CMBX NA BBB-.6 Index	BBB-/P	9,570	84,000	7,896	5/11/63	300 bp — Monthly	1,723
	CMBX NA BBB-.6 Index	BBB-/P	11,017	93,000	8,742	5/11/63	300 bp — Monthly	2,329
	CMBX NA BBB-.6 Index	BBB-/P	14,462	136,000	12,784	5/11/63	300 bp — Monthly	1,758
	CMBX NA BBB-.6 Index	BBB-/P	24,224	169,000	15,886	5/11/63	300 bp — Monthly	8,437
	CMBX NA BBB-.6 Index	BBB-/P	27,082	185,000	17,390	5/11/63	300 bp — Monthly	9,800
	CMBX NA BBB-.6 Index	BBB-/P	32,105	229,000	21,526	5/11/63	300 bp — Monthly	10,713
	CMBX NA BBB-.6 Index	BBB-/P	31,307	241,000	22,654	5/11/63	300 bp — Monthly	8,794
	CMBX NA BBB-.6 Index	BBB-/P	31,607	258,000	24,252	5/11/63	300 bp — Monthly	7,505
	CMBX NA BBB-.6 Index	BBB-/P	44,395	298,000	28,012	5/11/63	300 bp — Monthly	16,557
	CMBX NA BBB-.6 Index	BBB-/P	42,130	342,000	32,148	5/11/63	300 bp — Monthly	10,182
	CMBX NA BBB-.6 Index	BBB-/P	41,165	359,000	33,746	5/11/63	300 bp — Monthly	7,628
	CMBX NA BBB-.6 Index	BBB-/P	50,713	409,000	38,446	5/11/63	300 bp — Monthly	12,506
	CMBX NA BBB-.6 Index	BBB-/P	56,565	482,000	45,308	5/11/63	300 bp — Monthly	11,538
	CMBX NA BBB-.6 Index	BBB-/P	90,141	704,000	66,176	5/11/63	300 bp — Monthly	24,376
	CMBX NA BBB-.6 Index	BBB-/P	102,536	772,000	72,568	5/11/63	300 bp — Monthly	30,418
	CMBX NA BBB-.7 Index	BBB-/P	6,261	92,000	2,153	1/17/47	300 bp — Monthly	4,162
	CMBX NA BBB-.7 Index	BBB-/P	9,517	143,000	3,346	1/17/47	300 bp — Monthly	6,253

Upfront premium received			6,423,453		Unrealized appreciation			1,229,063

Upfront premium (paid)			(3,914)		Unrealized (depreciation)			(155,517)

	Total		$6,419,539				Total	$1,073,546
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,038)	$140,000	$2,912	1/17/47	(200 bp) — Monthly	$(4,004)
	CMBX NA BB.10 Index	(27,851)	254,000	22,200	11/17/59	(500 bp) — Monthly	(5,898)
	CMBX NA BB.10 Index	(13,254)	127,000	11,100	11/17/59	(500 bp) — Monthly	(2,278)
	CMBX NA BB.11 Index	(49,362)	381,000	37,643	11/18/54	(500 bp) — Monthly	(12,090)
	CMBX NA BB.9 Index	(53,569)	381,000	38,595	9/17/58	(500 bp) — Monthly	(15,344)
	CMBX NA BB.9 Index	(43,132)	280,000	28,364	9/17/58	(500 bp) — Monthly	(15,041)
	CMBX NA BB.9 Index	(43,327)	280,000	28,364	9/17/58	(500 bp) — Monthly	(15,235)
	CMBX NA BB.9 Index	(42,496)	276,000	27,959	9/17/58	(500 bp) — Monthly	(14,805)
	CMBX NA BB.9 Index	(33,018)	254,000	25,730	9/17/58	(500 bp) — Monthly	(7,535)
	CMBX NA BB.9 Index	(34,144)	254,000	25,730	9/17/58	(500 bp) — Monthly	(8,660)
	CMBX NA BB.9 Index	(21,761)	139,000	14,081	9/17/58	(500 bp) — Monthly	(7,815)
	Credit Suisse International
	CMBX NA BB.10 Index	(35,090)	263,000	22,986	11/17/59	(500 bp) — Monthly	(12,360)
	CMBX NA BB.10 Index	(31,275)	263,000	22,986	11/17/59	(500 bp) — Monthly	(8,545)
	CMBX NA BB.10 Index	(17,278)	139,000	12,149	11/17/59	(500 bp) — Monthly	(5,264)
	CMBX NA BB.7 Index	(31,365)	1,777,000	342,073	5/11/63	(500 bp) — Monthly	308,980
	CMBX NA BB.9 Index	(94,733)	945,000	94,784	9/17/58	(500 bp) — Monthly	50
	Goldman Sachs International
	CMBX NA BB.7 Index	(62,952)	416,000	39,936	1/17/47	(500 bp) — Monthly	(23,421)
	CMBX NA BB.6 Index	(31,267)	214,000	41,195	5/11/63	(500 bp) — Monthly	9,720
	CMBX NA BB.7 Index	(457,674)	2,707,000	259,872	1/17/47	(500 bp) — Monthly	(200,434)
	CMBX NA BB.7 Index	(61,769)	377,000	36,192	1/17/47	(500 bp) — Monthly	(25,944)
	CMBX NA BB.9 Index	(24,356)	226,000	22,894	9/17/58	(500 bp) — Monthly	(1,682)
	CMBX NA BB.9 Index	(8,304)	69,000	6,990	9/17/58	(500 bp) — Monthly	(1,382)
	CMBX NA BB.9 Index	(8,211)	69,000	6,990	9/17/58	(500 bp) — Monthly	(1,288)
	CMBX NA BB.9 Index	(7,096)	68,000	6,888	9/17/58	(500 bp) — Monthly	(274)
	CMBX NA BBB-.7 Index	(9,501)	141,000	3,299	1/17/47	(300 bp) — Monthly	(6,283)
	CMBX NA BBB-.7 Index	(4,210)	62,000	1,451	1/17/47	(300 bp) — Monthly	(2,795)
	CMBX NA BBB-.7 Index	(759)	11,000	257	1/17/47	(300 bp) — Monthly	(508)
	CMBX NA BBB-.7 Index	(312)	3,000	70	1/17/47	(300 bp) — Monthly	(243)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(63,018)	583,000	57,600	11/18/54	(500 bp) — Monthly	(5,984)
	CMBX NA BB.11 Index	(34,312)	345,000	34,086	11/18/54	(500 bp) — Monthly	(561)
	CMBX NA BB.11 Index	(32,362)	325,000	32,110	11/18/54	(500 bp) — Monthly	(568)
	CMBX NA BB.11 Index	(28,242)	275,000	27,170	11/18/54	(500 bp) — Monthly	(1,340)
	CMBX NA BB.7 Index	(50,367)	398,000	38,208	1/17/47	(500 bp) — Monthly	(12,546)
	CMBX NA BB.9 Index	(6,794)	48,000	4,862	9/17/58	(500 bp) — Monthly	(1,978)
	CMBX NA BBB-.6 Index	(123,831)	1,208,000	113,552	5/11/63	(300 bp) — Monthly	(10,984)
	CMBX NA BBB-.7 Index	(83,476)	2,200,000	51,480	1/17/47	(300 bp) — Monthly	(33,279)
	CMBX NA BBB-.7 Index	(4,647)	128,000	2,995	1/17/47	(300 bp) — Monthly	(1,726)
	CMBX NA BBB-.7 Index	(4,588)	97,000	2,270	1/17/47	(300 bp) — Monthly	(2,375)
	Merrill Lynch International
	CMBX NA BB.10 Index	(15,097)	127,000	11,100	11/17/59	(500 bp) — Monthly	(4,120)
	CMBX NA BB.10 Index	(13,385)	127,000	11,100	11/17/59	(500 bp) — Monthly	(2,408)
	CMBX NA BB.11 Index	(34,592)	345,000	34,086	11/18/54	(500 bp) — Monthly	(841)
	CMBX NA BB.7 Index	(10,929)	63,000	6,048	1/17/47	(500 bp) — Monthly	(4,943)
	CMBX NA BB.9 Index	(63,457)	620,000	62,806	9/17/58	(500 bp) — Monthly	(1,253)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(13,319)	127,000	11,100	11/17/59	(500 bp) — Monthly	(2,343)
	CMBX NA BB.11 Index	(41,640)	424,000	41,891	11/18/54	(500 bp) — Monthly	(161)
	CMBX NA BB.7 Index	(57,516)	286,000	27,456	1/17/47	(500 bp) — Monthly	(30,339)
	CMBX NA BB.7 Index	(39,355)	195,000	18,720	1/17/47	(500 bp) — Monthly	(20,825)
	CMBX NA BB.9 Index	(16,611)	137,000	13,878	9/17/58	(500 bp) — Monthly	(2,866)
	CMBX NA BB.9 Index	(8,366)	69,000	6,990	9/17/58	(500 bp) — Monthly	(1,444)
	CMBX NA BB.9 Index	(5,330)	37,000	3,748	9/17/58	(500 bp) — Monthly	(1,618)
	CMBX NA BBB-.7 Index	(1,397)	22,000	515	1/17/47	(300 bp) — Monthly	(895)

Upfront premium received		—			Unrealized appreciation		318,750

	Upfront premium (paid)	(2,001,735)			Unrealized (depreciation)		(544,525)

	Total	$(2,001,735)				Total	$(225,775)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	$132,129	$2,191,860	$162,178	6/20/24	(500 bp) — Quarterly	$(42,834)

	Total	$132,129					$(42,834)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $553,054,910.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/19
Short-term investments
	Putnam Short Term Investment Fund**	$77,359,764	$273,460,007	$255,404,807	$1,353,083	$95,414,964

	Total Short-term investments	$77,359,764	$273,460,007	$255,404,807	$1,353,083	$95,414,964
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $220,558.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,259,222.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,916,821.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $213,326,565 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,062,068 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,259,222 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$14,637,000	$3,807,000
Convertible bonds and notes	—	5,638,924	—
Corporate bonds and notes	—	144,792,488	—
Foreign government and agency bonds and notes	—	30,416,467	—
Mortgage-backed securities	—	210,304,635	64,050
Purchased options outstanding	—	178,555	—
Purchased swap options outstanding	—	15,446,151	—
Senior loans	—	29,687,190	—
U.S. government and agency mortgage obligations	—	187,461,283	—
U.S. treasury obligations	—	1,163,150	—
Short-term investments	97,907,964	8,405,988	—

Totals by level	$97,907,964	$648,131,831	$3,871,050
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(26,564)	$—
Futures contracts	(99,374)	—	—
Written options outstanding	—	(107,298)	—
Written swap options outstanding	—	(11,132,983)	—
Forward premium swap option contracts	—	140,358	—
TBA sale commitments	—	(7,331,641)	—
Interest rate swap contracts	—	5,188,057	—
Total return swap contracts	—	22,874	—
Credit default contracts	—	(3,744,996)	—

Totals by level	$(99,374)	$(16,992,193)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,789,258	$5,534,254
Foreign exchange contracts	1,168,678	1,147,895
Interest rate contracts	33,134,736	23,545,743

Total	$36,092,672	$30,227,892
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$119,400,000
Purchased currency option contracts (contract amount)	$21,600,000
Purchased swap option contracts (contract amount)	$1,108,700,000
Written TBA commitment option contracts (contract amount)	$194,100,000
Written currency option contracts (contract amount)	$17,000,000
Written swap option contracts (contract amount)	$741,100,000
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$242,500,000
Centrally cleared interest rate swap contracts (notional)	$1,787,500,000
OTC total return swap contracts (notional)	$67,300,000
Centrally cleared total return swap contracts (notional)	$142,800,000
OTC credit default contracts (notional)	$85,700,000
Centrally cleared credit default contracts (notional)	$3,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com